Other Liabilities and Deferred Credits (Tables)	12 Months Ended
Dec. 31, 2017
Other liabilities and deferred credits
Other liabilities and deferred credits
In millions	December 31,	2017	2016
Personal injury and other claims provisions (Note 16) (1)		$234	$225
Stock-based compensation liability (Note 14) (1)		26	35
Environmental provisions (Note 16) (1)		21	36
Deferred credits and other		309	297
Total other liabilities and deferred credits		$590	$593

(1)	See Note 9 – Accounts payable and other for the related current portion.